Shareholders Equity (Tables)	6 Months Ended
Jun. 30, 2023
Shareholders Equity [Abstract]
Schedule of Share Options and Their Weighted Average Exercise Price	The following table lists the number of share options and their weighted average exercise prices in option plans of employees, directors and consultants for the six months period ended June 30, 2023 and related information:
	Number of options	Weighted average exercise price	Weighted average remaining contractual terms (in years)	Aggregate intrinsic value

Outstanding at December 31, 2022	27,002,200	0.13	7.14	-
Grants	15,500,000	0.01	-	-
Forfeited/expired	(25,200)	4.05	-	-

Outstanding at June 30, 2023	42,477,000	0.08	7.83	-

Vested and expected to vest at June 30, 2023	42,477,000	0.08	7.83	-

Exercisable at June 30, 2023	14,217,625	0.17	6.61	-